UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:             Ampere Capital Management LP

Address:          101 East 52nd Street, 8th Floor
                  New York, New York 10022

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Joslin
Title:  Chief Financial Officer
Phone:  (212) 825-4425


Signature, Place and Date of Signing:

/s/ Richard Joslin            New York, New York              February 14, 2006
----------------------      ----------------------        ----------------------
  [Signature]                  [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:     $129,309



List of Other Included Managers:  None

FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE                         VALUE    SHRS OR   SH/ PUT/    INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL    DISCRETION  MGRS    SOLE  SHARED  NONE
--------------                --------          -----      --------  -------   --- ----    ----------  ----    ----  ------  ----
AVAYA INC                     COM               053499109    2,615    245077   SH          SOLE                SOLE
CARMIKE CINEMAS INC           COM               143436400    2,738    107974   SH          SOLE                SOLE
CISCO SYS INC                 COM               17275R102    2,032    118709   SH          SOLE                SOLE
CONEXANT SYSTEMS INC          COM               207142100    3,961   1752500   SH          SOLE                SOLE
HOLLINGER INTL INC            CL A              435569108    4,617    515321   SH          SOLE                SOLE
JUNIPER NETWORKS INC          COM               48203R104    1,204     54000   SH          SOLE                SOLE
KONGZHONG CORP                SPONSORED ADR     50047P104      419     33500   SH          SOLE                SOLE
LG PHILIP LCD CO LTD          SPONS ADR REP     50186V102    7,130    332269   SH          SOLE                SOLE
LIBERTY GLOBAL INC            COM SER C         530555309    1,563     73736   SH          SOLE                SOLE
LIBERTY GLOBAL INC            COM SER A         530555101    5,778    256816   SH          SOLE                SOLE
LIBERTY MEDIA CORP NEW        COM SER A         530718105    6,906    877489   SH          SOLE                SOLE
LIBERTY MEDIA CORP NEW        COM SER A         530718105   14,166   1800000   SH   CALL   SOLE                SOLE
MEMC ELECTR MATERIALS INC     COM               552715104    2,887    130219   SH          SOLE                SOLE
MILLICOM INTL CELLULAR SA     SHS NEW           L6388F110      738     27500   SH          SOLE                SOLE
NDS GROUP PLC                 SPONSORED ADR     628891103    4,655    113133   SH          SOLE                SOLE
NET 1 UEPS TECHNOLOGIES       COM NEW           64107N206    5,033    174444   SH          SOLE                SOLE
NTL INC DEL                   COM               62940M104    2,430     35700   SH          SOLE                SOLE
NTL INC DEL                   CALL              62940M104   34,040   500,000   SH   CALL   SOLE                SOLE
ON SEMICONDUCTOR CORP         COM               682189105    4,583    828774   SH          SOLE                SOLE
OPENWAVE SYS INC              COM NEW           683718308    1,310     75000   SH          SOLE                SOLE
OPTIMAL GROUP INC             CL A NEW          68388R208    1,165     57481   SH          SOLE                SOLE
SAFENET INC                   COM               78645R107      815     25288   SH          SOLE                SOLE
SCOPUS VIDEO NETWORKS LTD     SHS               M8260H106      660    110000   SH          SOLE                SOLE
SKYWORKS SOLUTIONS I NC       COM               83088M102      673    132249   SH          SOLE                SOLE
SONY CORP                     ADR NEW           835699307    7,845    192283   SH          SOLE                SOLE
SONY CORP                     ADR NEW           835699307    6,120    150000   SH   CALL   SOLE                SOLE
SPRINT NEXTEL CORP            COM FON           852061100    3,226    138100   SH          SOLE                SOLE



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